Schedule of Investments (unaudited)	iShares® Currency Hedged MSCI ACWI ex U.S. ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.9%
iShares MSCI ACWI ex U.S. ETF(a)	3,380,633	$167,949,847

Total Investment Companies
(Cost: $158,369,537)		167,949,847

Short-Term Securities

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(a)(b)	90,000	90,000

Total Short-Term Securities — 0.0%
(Cost: $90,000)		90,000

Total Investments in Securities — 99.9%
(Cost: $158,459,537)		168,039,847

Other Assets Less Liabilities — 0.1%		100,085

Net Assets — 100.0%		$168,139,932

(a)	Affiliate of the Fund.

(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$—	$(23,270	)(b)	$23,270	$—	$—	—	$39,360	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	210,000	—	(120,000	)(b)	—	—	90,000	90,000	10,853		—
iShares MSCI ACWI ex U.S. ETF	120,412,275	70,851,489	(37,477,106)		(4,879,497)	19,042,686	167,949,847	3,380,633	1,072,590		—
					$(4,856,227)	$19,042,686	$168,039,847		$1,122,803		$—

(a)	As of period end, the entity is no longer held.

(b)	Represents net amount purchased (sold).

(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

						Unrealized
						Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)
AUD	11,798,000	USD	7,796,708	Deutsche Bank Securities Inc.	05/02/23	$10,028
AUD	80,000	USD	52,765	HSBC Bank PLC	05/02/23	171
CAD	16,655,000	USD	12,279,895	BNP Paribas SA	05/02/23	13,190
CAD	112,000	USD	82,082	HSBC Bank PLC	05/02/23	586
CHF	250,000	USD	274,486	Morgan Stanley & Co. International PLC	05/02/23	5,203
EUR	796,000	USD	866,187	Bank of America N.A.	05/02/23	10,925
GBP	812,000	USD	1,004,612	Bank of America N.A.	05/02/23	15,869

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI ACWI ex U.S. ETF
April 30, 2023

Forward Foreign Currency Exchange Contracts (continued)

						Unrealized
						Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)
GBP	87,000	USD	108,423	Citibank N.A.	05/02/23	$914
HKD	110,190,000	USD	14,036,669	Bank of America N.A.	05/02/23	899
ILS	1,713,000	USD	471,064	Citibank N.A.	05/02/23	922
ILS	11,000	USD	3,025	HSBC Bank PLC	05/02/23	6
MXN	146,000	USD	8,031	Citibank N.A.	05/02/23	89
MXN	22,110,000	USD	1,225,989	HSBC Bank PLC	05/02/23	3,745
NOK	7,369,000	USD	689,265	State Street Bank and Trust Co.	05/02/23	2,202
NZD	3,000	USD	1,835	Bank of America N.A.	05/02/23	21
NZD	379,000	USD	234,089	State Street Bank and Trust Co.	05/02/23	284
SEK	37,159,000	USD	3,622,307	State Street Bank and Trust Co.	05/02/23	1,176
SEK	2,167,000	USD	209,323	UBS AG	05/02/23	1,988
SGD	12,000	USD	8,983	JPMorgan Chase Bank N.A.	05/02/23	10
TRY	104,000	USD	5,242	Citibank N.A.	05/02/23	105
TRY	36,000	USD	1,848	UBS AG	05/02/23	2
USD	8,149,699	AUD	12,156,000	BNP Paribas SA	05/02/23	106,074
USD	86,906	AUD	130,000	JPMorgan Chase Bank N.A.	05/02/23	885
USD	65,022	CAD	88,000	Bank of America N.A.	05/02/23	69
USD	12,767,631	CAD	17,272,000	HSBC Bank PLC	05/02/23	19,137
USD	236,780	HKD	1,856,000	Deutsche Bank Securities Inc.	05/02/23	336
USD	13,853,669	HKD	108,587,000	JPMorgan Chase Bank N.A.	05/02/23	20,314
USD	55,626	HKD	436,000	State Street Bank and Trust Co.	05/02/23	82
USD	478,255	ILS	1,721,000	Citibank N.A.	05/02/23	4,066
USD	835	ILS	3,000	State Street Bank and Trust Co.	05/02/23	9
USD	23,111,884	JPY	3,063,649,000	State Street Bank and Trust Co.	05/02/23	625,562
USD	7,933	NOK	83,000	Citibank N.A.	05/02/23	145
USD	745,353	NOK	7,796,000	Morgan Stanley & Co. International PLC	05/02/23	13,818
USD	209,579	NZD	335,000	Bank of America N.A.	05/02/23	2,415
USD	29,407	NZD	47,000	Citibank N.A.	05/02/23	342
USD	1,506	SGD	2,000	Citibank N.A.	05/02/23	7
USD	1,378,382	SGD	1,831,000	State Street Bank and Trust Co.	05/02/23	6,178
USD	970,571	THB	32,997,000	HSBC Bank PLC	05/02/23	4,263
USD	22,472	THB	765,000	UBS AG	05/02/23	69
USD	1,639,912	ZAR	29,169,000	UBS AG	05/02/23	45,324
ZAR	192,000	USD	10,452	Toronto Dominion Bank	05/02/23	44
BRL	12,258,000	USD	2,447,879	Morgan Stanley & Co. International PLC	05/04/23	9,207
CNH	105,000	USD	15,125	JPMorgan Chase Bank N.A.	05/04/23	32
IDR	295,153,000	USD	19,782	Morgan Stanley & Co. International PLC	05/04/23	337
INR	13,334,000	USD	162,068	Morgan Stanley & Co. International PLC	05/04/23	888
KRW	7,412,708,000	USD	5,539,067	UBS AG	05/04/23	128
USD	326,922	CLP	259,347,000	Morgan Stanley & Co. International PLC	05/04/23	5,697
USD	2,428,776	CNH	16,641,000	Morgan Stanley & Co. International PLC	05/04/23	26,472
USD	21,286	CNY	146,000	State Street Bank and Trust Co.	05/04/23	209
USD	5,730,833	KRW	7,463,197,000	Morgan Stanley & Co. International PLC	05/04/23	153,910
USD	7,017,724	TWD	213,254,000	Morgan Stanley & Co. International PLC	05/04/23	81,378

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI ACWI ex U.S. ETF
April 30, 2023

Forward Foreign Currency Exchange Contracts (continued)

						Unrealized
						Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)
USD	684,427	MYR	3,014,000	Morgan Stanley & Co. International PLC	05/05/23	$8,051
BRL	238,000	USD	47,248	Citibank N.A.	06/05/23	150
HKD	5,478,000	USD	698,876	State Street Bank and Trust Co.	06/05/23	10
ILS	7,000	USD	1,927	Citibank N.A.	06/05/23	4
MXN	203,000	USD	11,177	JPMorgan Chase Bank N.A.	06/05/23	37
USD	43,054	BRL	216,000	Morgan Stanley & Co. International PLC	06/05/23	37
USD	269,696	CAD	365,000	Morgan Stanley & Co. International PLC	06/05/23	111
USD	230,065	CHF	204,000	Bank of America N.A.	06/05/23	979
USD	10,868,353	CHF	9,637,000	Citibank N.A.	06/05/23	46,282
USD	135,984	CHF	121,000	JPMorgan Chase Bank N.A.	06/05/23	105
USD	299,004	CLP	240,986,000	Morgan Stanley & Co. International PLC	06/05/23	1,806
USD	2,372,226	CNH	16,382,000	Societe Generale	06/05/23	1,493
USD	234,492	EUR	212,000	Bank of America N.A.	06/05/23	446
USD	588,662	EUR	533,000	JPMorgan Chase Bank N.A.	06/05/23	235
USD	37,293,078	EUR	33,714,000	State Street Bank and Trust Co.	06/05/23	73,144
USD	359,732	GBP	286,000	Bank of America N.A.	06/05/23	43
USD	177,362	GBP	141,000	HSBC Bank PLC	06/05/23	33
USD	16,062,234	GBP	12,770,000	State Street Bank and Trust Co.	06/05/23	2,001
USD	99,853	INR	8,175,000	Morgan Stanley & Co. International PLC	06/05/23	5
USD	22,258,906	JPY	3,015,503,000	Bank of America N.A.	06/05/23	12,634
USD	732,836	JPY	99,298,000	Citibank N.A.	06/05/23	284
USD	134,974	KRW	180,251,000	Morgan Stanley & Co. International PLC	06/05/23	7
USD	9,023	NOK	96,000	State Street Bank and Trust Co.	06/05/23	—
USD	4,502	SGD	6,000	Bank of America N.A.	06/05/23	1
USD	12,006	SGD	16,000	JPMorgan Chase Bank N.A.	06/05/23	1
USD	1,365,754	SGD	1,820,000	UBS AG	06/05/23	213
USD	6,908,940	TWD	211,911,000	JPMorgan Chase Bank N.A.	06/05/23	3,265
USD	127,391	TWD	3,909,000	Morgan Stanley & Co. International PLC	06/05/23	6
USD	15,322	ZAR	281,000	BNP Paribas SA	06/05/23	7
USD	1,579,738	ZAR	28,972,000	Citibank N.A.	06/05/23	637
MYR	25,000	USD	5,626	Morgan Stanley & Co. International PLC	06/07/23	7
USD	26,874	DKK	181,000	Bank of America N.A.	06/07/23	52
USD	69,522	DKK	469,000	Barclays Bank PLC	06/07/23	23
USD	3,310,789	DKK	22,298,000	State Street Bank and Trust Co.	06/07/23	6,541
USD	922,026	IDR	13,519,429,000	JPMorgan Chase Bank N.A.	06/07/23	861
USD	14,392	IDR	211,148,000	Morgan Stanley & Co. International PLC	06/07/23	5
USD	979,770	THB	33,306,000	HSBC Bank PLC	06/07/23	1,090
USD	12,551	THB	427,000	State Street Bank and Trust Co.	06/07/23	3
						1,356,341
AUD	408,000	USD	273,537	BNP Paribas SA	05/02/23	(3,563)
CAD	593,000	USD	438,362	BNP Paribas SA	05/02/23	(668)
CHF	66,000	USD	74,073	Bank of America N.A.	05/02/23	(235)

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI ACWI ex U.S. ETF
April 30, 2023

Forward Foreign Currency Exchange Contracts (continued)

						Unrealized
						Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)
CHF	9,637,000	USD	10,826,322	Citibank N.A.	05/02/23	$(44,871)
DKK	154,000	USD	22,807	HSBC Bank PLC	05/02/23	(41)
DKK	22,298,000	USD	3,302,771	State Street Bank and Trust Co.	05/02/23	(6,445)
EUR	227,000	USD	250,565	JPMorgan Chase Bank N.A.	05/02/23	(433)
EUR	33,714,000	USD	37,220,256	State Street Bank and Trust Co.	05/02/23	(70,784)
GBP	12,770,000	USD	16,050,294	State Street Bank and Trust Co.	05/02/23	(1,592)
HKD	689,000	USD	87,784	JPMorgan Chase Bank N.A.	05/02/23	(9)
JPY	3,015,503,000	USD	22,145,948	Bank of America N.A.	05/02/23	(13,004)
JPY	34,051,000	USD	255,898	BNP Paribas SA	05/02/23	(5,973)
JPY	14,095,000	USD	106,331	Citibank N.A.	05/02/23	(2,877)
NOK	50,000	USD	4,695	Citibank N.A.	05/02/23	(3)
NOK	460,000	USD	43,981	Morgan Stanley & Co. International PLC	05/02/23	(817)
SGD	1,000	USD	752	HSBC Bank PLC	05/02/23	(3)
SGD	1,820,000	USD	1,364,167	UBS AG	05/02/23	(208)
THB	214,000	USD	6,272	Barclays Bank PLC	05/02/23	(5)
THB	66,612,000	USD	1,952,017	HSBC Bank PLC	05/02/23	(1,303)
THB	242,000	USD	7,100	UBS AG	05/02/23	(13)
TRY	5,739,000	USD	295,091	Citibank N.A.	05/02/23	(49)
USD	10,862,942	CHF	9,894,000	BNP Paribas SA	05/02/23	(206,029)
USD	64,707	CHF	59,000	Morgan Stanley & Co. International PLC	05/02/23	(1,300)
USD	32,845	DKK	225,000	Bank of America N.A.	05/02/23	(417)
USD	3,217,978	DKK	22,024,000	State Street Bank and Trust Co.	05/02/23	(37,843)
USD	29,660	DKK	203,000	UBS AG	05/02/23	(350)
USD	488,163	EUR	449,000	JPMorgan Chase Bank N.A.	05/02/23	(6,591)
USD	37,310,967	EUR	34,288,000	State Street Bank and Trust Co.	05/02/23	(470,995)
USD	111,078	GBP	90,000	BNP Paribas SA	05/02/23	(2,030)
USD	16,799,423	GBP	13,579,000	Citibank N.A.	05/02/23	(265,990)
USD	3,195	MXN	58,000	HSBC Bank PLC	05/02/23	(31)
USD	5,459	MXN	99,000	State Street Bank and Trust Co.	05/02/23	(47)
USD	1,217,294	MXN	22,099,000	UBS AG	05/02/23	(11,828)
USD	3,798,643	SEK	39,326,000	State Street Bank and Trust Co.	05/02/23	(36,151)
USD	280,211	TRY	5,579,000	Citibank N.A.	05/02/23	(6,605)
USD	15,079	TRY	300,000	UBS AG	05/02/23	(344)
ZAR	28,972,000	USD	1,584,724	Citibank N.A.	05/02/23	(905)
ZAR	3,000	USD	168	State Street Bank and Trust Co.	05/02/23	(4)
ZAR	2,000	USD	112	UBS AG	05/02/23	(3)
CLP	259,347,000	USD	323,512	Morgan Stanley & Co. International PLC	05/04/23	(2,287)
CNH	300,000	USD	43,790	JPMorgan Chase Bank N.A.	05/04/23	(482)
CNH	16,382,000	USD	2,366,230	Societe Generale	05/04/23	(1,315)
IDR	13,029,069,000	USD	889,053	JPMorgan Chase Bank N.A.	05/04/23	(918)
INR	479,668,000	USD	5,863,482	JPMorgan Chase Bank N.A.	05/04/23	(1,397)
INR	3,292,000	USD	40,247	Morgan Stanley & Co. International PLC	05/04/23	(15)
KRW	50,489,000	USD	37,738	Morgan Stanley & Co. International PLC	05/04/23	(9)
TWD	211,911,000	USD	6,893,881	JPMorgan Chase Bank N.A.	05/04/23	(1,217)
TWD	1,343,000	USD	43,720	Morgan Stanley & Co. International PLC	05/04/23	(37)

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI ACWI ex U.S. ETF
April 30, 2023

Forward Foreign Currency Exchange Contracts (continued)

						Unrealized
						Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)
USD	2,404,581	BRL	12,258,000	Morgan Stanley & Co. International PLC	05/04/23	$(52,505)
USD	890,877	IDR	13,324,222,000	Morgan Stanley & Co. International PLC	05/04/23	(17,378)
USD	6,030,817	INR	496,294,000	Morgan Stanley & Co. International PLC	05/04/23	(34,456)
MYR	91,000	USD	20,649	Morgan Stanley & Co. International PLC	05/05/23	(227)
MYR	2,923,000	USD	656,854	State Street Bank and Trust Co.	05/05/23	(899)
CLP	3,148,000	USD	3,907	Citibank N.A.	06/05/23	(25)
CNH	523,000	USD	75,729	JPMorgan Chase Bank N.A.	06/05/23	(43)
TRY	102,000	USD	4,789	Citibank N.A.	06/05/23	(1)
TWD	11,574,000	USD	377,520	JPMorgan Chase Bank N.A.	06/05/23	(351)
USD	7,807,987	AUD	11,798,000	Deutsche Bank Securities Inc.	06/05/23	(10,054)
USD	80,798	AUD	122,000	Morgan Stanley & Co. International PLC	06/05/23	(46)
USD	149,568	AUD	226,000	State Street Bank and Trust Co.	06/05/23	(193)
USD	2,301,717	BRL	11,585,000	Morgan Stanley & Co. International PLC	06/05/23	(5,455)
USD	12,439,378	CAD	16,860,000	BNP Paribas SA	06/05/23	(13,212)
USD	46,314	CNY	320,000	State Street Bank and Trust Co.	06/05/23	(20)
USD	14,257,791	HKD	111,759,000	Bank of America N.A.	06/05/23	(483)
USD	471,531	ILS	1,713,000	Citibank N.A.	06/05/23	(950)
USD	10,190	ILS	37,000	State Street Bank and Trust Co.	06/05/23	(15)
USD	6,075,504	INR	497,795,000	JPMorgan Chase Bank N.A.	06/05/23	(4,509)
USD	84,739	KRW	113,264,000	Citibank N.A.	06/05/23	(70)
USD	5,548,576	KRW	7,412,708,000	UBS AG	06/05/23	(1,852)
USD	1,217,301	MXN	22,110,000	HSBC Bank PLC	06/05/23	(4,044)
USD	24,336	MXN	441,000	Morgan Stanley & Co. International PLC	06/05/23	(25)
USD	11,992	NOK	128,000	Bank of America N.A.	06/05/23	(38)
USD	690,434	NOK	7,369,000	State Street Bank and Trust Co.	06/05/23	(2,165)
USD	38,183	SEK	391,000	Bank of America N.A.	06/05/23	(8)
USD	97,565	SEK	999,000	Citibank N.A.	06/05/23	(14)
USD	3,604,492	SEK	36,910,000	State Street Bank and Trust Co.	06/05/23	(757)
USD	268,325	TRY	5,739,000	Citibank N.A.	06/05/23	(1,094)
USD	9,557	TRY	208,000	JPMorgan Chase Bank N.A.	06/05/23	(207)
USD	20,865	ZAR	383,000	State Street Bank and Trust Co.	06/05/23	(10)
THB	1,190,000	USD	35,003	Bank of America N.A.	06/07/23	(35)
USD	10,810	MYR	48,000	Morgan Stanley & Co. International PLC	06/07/23	(5)
USD	658,037	MYR	2,923,000	State Street Bank and Trust Co.	06/07/23	(568)
USD	3,707	NZD	6,000	Bank of America N.A.	06/07/23	(3)
USD	234,060	NZD	379,000	State Street Bank and Trust Co.	06/07/23	(289)
						(1,360,042)
						$(3,701)

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI ACWI ex U.S. ETF
April 30, 2023

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$167,949,847	$—	$—	$167,949,847
Short-Term Securities
Money Market Funds	90,000	—	—	90,000
	$168,039,847	$—	$—	$168,039,847
Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$1,356,341	$—	$1,356,341
Liabilities
Foreign Currency Exchange Contracts	—	(1,360,042)	—	(1,360,042)
	$—	$(3,701)	$—	(3,701)

(a)	Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviations

AUD	Australian Dollar	JPY	Japanese Yen
BRL	Brazilian Real	KRW	South Korean Won
CAD	Canadian Dollar	MXN	Mexican Peso
CHF	Swiss Franc	MYR	Malaysian Ringgit
CLP	Chilean Peso	NOK	Norwegian Krone
CNH	Chinese Yuan	NZD	New Zealand Dollar
CNY	Chinese Yuan	SEK	Swedish Krona
DKK	Danish Krone	SGD	Singapore Dollar
EUR	Euro	THB	Thai Baht
GBP	British Pound	TRY	Turkish Lira
HKD	Hong Kong Dollar	TWD	New Taiwan Dollar
IDR	Indonesian Rupiah	USD	United States Dollar
ILS	Israeli Shekel	ZAR	South African Rand
INR	Indian Rupee